Financial liabilities	12 Months Ended
Dec. 31, 2021
Financial liabilities
Financial liabilities

19 Financial liabilities

19.1Interest-bearing loans

in EUR k	Dec 31, 2021	Dec 31, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	-	401
Total non‑current loans	-	401
Lease liabilities	15,588	17,677
Total non‑current liabilities	15,588	18,078

Current liabilities
Current portion of secured bank loans	505	567
Other bank loans	—	387
Bank overdrafts	3,310	1,538
Total current loans	3,815	2,492
Current portion of lease liabilities	3,409	3,528
Total current liabilities	7,224	6,020

Total non‑current and current liabilities	22,812	24,098

As of December 2021, short-term cash deposits of EUR 938k (2020: EUR 1,500k) were used to secure the remaining bank loan outstanding (see note 16).

The following table is based on the original terms and conditions:

Conditions and statement of liabilities

The outstanding interest-bearing loans as of December 31, 2021 and 2020 have the following conditions:

				Dec 31, 2021		Dec 31, 2020
		Nominal		Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	505	505	968	968
Other bank loan	USD	1%	2020-22	—	—	387	387
Bank overdrafts	EUR	4.75%	Rollover	499	499	498	498
Bank overdrafts	EUR	3.75%	Rollover	2,329	2,329	628	628
Bank overdrafts	EUR	4.50%	Rollover	482	482	412	412
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	18,997	18,997	21,205	21,205
Total interest‑bearing financial liabilities				22,812	22,812	24,098	24,098

*     represents the incremental borrowing rate of the Group at the commencement of the leases

The bank overdrafts of EUR 2,329k as of December 31, 2021 (2020: EUR 628k) were secured by short-term deposits with a carrying amount of EUR 2,500k (2020: EUR 2,500k) (see note 16). The other bank overdrafts of EUR 981k (2020: EUR 910k) are secured over two short-term deposits with a carrying amount of EUR 500k each as at year end December 31, 2021 (see note 16).

19.2Trade payables and other liabilities

in EUR k	Dec 31, 2021	Dec 31, 2020
Trade payables	11,252	31,736
Government grants (deferred income)	9,396	10,292
Contract liabilities	4,842	4,479
Others	14,632	13,483
Trade payables and other liabilities	40,122	59,990
Non‑current	8,028	8,950
Current	32,094	51,040

Government grants mainly include investment-related government grants. These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, “Verbesserung der regionalen Wirtschaftsstruktur” (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. Additional grants received during the year ended December 31, 2021 amounted to EUR 168k (2020: EUR 390k).

In addition, other liabilities include a provision for outstanding invoices of EUR 4,978k (2020: EUR 1,245k), personnel-related liabilities for vacation and bonuses totaling EUR 4,812k (2020: EUR 4,032k), a VAT payable of EUR 905k (2020: EUR 4,578k), as well as liabilities for wage and church tax of EUR 1,040k (2020: EUR 1,988k).